Net Revenue (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	$ 1,688	$ 1,739	$ 4,961	$ 4,920
Smart Mobile Devices
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	752	868	2,021	2,310
Communications Infrastructure & Datacenter
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	175	133	521	407
Home and Industrial IoT
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	258	308	885	912
Automotive
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	306	256	983	792
Non wafer revenue and other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	197	174	551	499
Revenue recognized over time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	198	127	449	384
Revenue recognized at a point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	1,490	1,612	4,512	4,536
Wafer revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	1,491	1,565	4,410	4,421
Non wafer revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	$ 197	$ 174	$ 551	$ 499